UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline             New York, N.Y.              November 9, 2006
--------------------       -------------------------     -----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $360,848
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)      28-11700                    Axial Capital, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7          COLUMN 8

                                                          VALUE      SHRS OR SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)    PRN AMT PRN CALL  DISCRETION      MNGRS  SOLE    SHARED    NONE
AUDIBLE INC                   COM NEW         05069A302    4,968     684,314 SH        SHARED-DEFINED  1              684,314
AMERICAN WOODMARK CO          COM             030506109    9,096     270,000 SH        SHARED-DEFINED  1              270,000
BAUSCH & LOMB INC             COM             071707103    4,221      84,200 SH        SHARED-DEFINED  1               84,200
BOSTON SCIENTIFIC CORP        COM             101137107    6,069     410,375 SH        SHARED-DEFINED  1              410,375
CARMIKE CINEMAS INC           COM             143436400    6,841     398,170 SH        SHARED-DEFINED  1              398,170
CORE MARK HOLDING CO INC      COM             218681104    3,385     108,016 SH        SHARED-DEFINED  1              108,016
CROCS INC                     COM             227046109    5,798     170,784 SH        SHARED-DEFINED  1              170,784
DOLLAR THRIFTY AUTOMOTIVE GP  COM             256743105    5,378     120,675 SH        SHARED-DEFINED  1              120,675
FURNITURE BRANDS INTL INC     COM             360921100    1,918     100,745 SH        SHARED-DEFINED  1              100,745
FTD GROUP INC                 COM             30267U108    3,704     239,717 SH        SHARED-DEFINED  1              239,717
STREETTRACKS GOLD TR          GOLD SHS        863307104   15,287     257,047 SH        SHARED-DEFINED  1              257,047
HOUSTON WIRE & CABLE CO       COM             44244K109    7,802     415,000 SH        SHARED-DEFINED  1              415,000
INTEGRATED ELECTRICAL SVC     COM             45811E301    3,650     230,858 SH        SHARED-DEFINED  1              230,858
INPHONIC INC                  COM             45772G105    2,667     336,739 SH        SHARED-DEFINED  1              336,739
LAMSON & SESSIONS CO          COM             513696104    6,060     254,400 SH        SHARED-DEFINED  1              254,400
MARCHEX INC                   CL B            56624R108    4,623     301,372 SH        SHARED-DEFINED  1              301,372
MERCER INTL INC               COM             588056101    3,506     371,371 SH        SHARED-DEFINED  1              371,371
M & F WORLDWIDE CORP          COM             552541104    9,698     659,711 SH        SHARED-DEFINED  1              659,711
MSC SOFTWARE CORP             COM             553531104    2,448     158,971 SH        SHARED-DEFINED  1              158,971
NITROMED INC                  COM             654798503    2,956     932,360 SH        SHARED-DEFINED  1              932,360
NUTRI SYS INC NEW             COM             67069D108   21,385     343,320 SH        SHARED-DEFINED  1              343,320
NEWS CORP                     CL B            65248E203    2,821     136,694 SH        SHARED-DEFINED  1              136,694
NEWS CORP                     CL A            65248E104    3,976     202,350 SH        SHARED-DEFINED  1              202,350
PRESTIGE BRANDS HLDGS INC     COM             74112D101    4,013     360,250 SH        SHARED-DEFINED  1              360,250
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT  71712A206   22,883     293,375 SH        SHARED-DEFINED  1              293,375
PW EAGLE INC                  COM             69366Y108    1,314      43,800 SH        SHARED-DEFINED  1               43,800
QUALCOMM INC                  COM             747525103    1,818      50,000 SH        SHARED-DEFINED  1               50,000
QLT INC                       COM             746927102   28,095   3,696,731 SH        SHARED-DEFINED  1            3,696,731
SPDR TR                       UNIT SER 1      78462F103  140,556   1,052,221 SH        SHARED-DEFINED  1            1,052,221
ST JUDE MED INC               COM             790849103    3,529     100,000 SH        SHARED-DEFINED  1              100,000
STAMPS COM INC                COM NEW         852857200    3,498     183,500 SH        SHARED-DEFINED  1              183,500
TEMPUR PEDIC INTL INC         COM             88023U101    3,434     200,000 SH        SHARED-DEFINED  1              200,000
TRUE RELIGION APPAREL INC     COM             89784N104    2,272     107,650 SH        SHARED-DEFINED  1              107,650
UNITEDHEALTH GROUP INC        COM             91324P102    6,360     129,275 SH        SHARED-DEFINED  1              129,275
ENCORE WIRE CORP              COM             292562105    4,235     120,000 SH        SHARED-DEFINED  1              120,000
ZIPREALTY INC                 COM             98974V107      204      27,672 SH        SHARED-DEFINED  1               27,672
ZIX CORP                      COM             98974P100      379     611,815 SH        SHARED-DEFINED  1              611,815


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